Accrued Bonus (Details) - USD ($) $ in Thousands		6 Months Ended	9 Months Ended
	Feb. 29, 2024	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Accrued Bonus (Details) [Line Items]
Bonus amount	$ 13,800
Provision issuance rate	1.00%
Shareholders total value		$ 1,380,000	$ 1,380,000
Provision balance		$ 10,153	$ 10,155
Graphjet Technology [Member]
Accrued Bonus (Details) [Line Items]
Issuance percentage	1.00%